Document and Entity Information (USD $)	12 Months Ended
	Apr. 30, 2014	Jun. 16, 2014	Oct. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	SMUCKER J M CO
Entity Central Index Key	0000091419
Document Type	10-K
Document Period End Date	Apr. 30, 2014
Amendment Flag	false
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 10,850,608,010
Entity Common Stock, Shares Outstanding		101,844,465